Transactions with Related Parties - Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	₩ 759,387	₩ 621,112	₩ 375,601
Operating expense and others	2,058,356	2,044,540	2,122,776
Acquisition of property and equipment	818,894	1,053,124	902,063
Collection of loans			204
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	316,001	273,047	179,708
Operating expense and others	267	481	313
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	65,431	17,286	5,924
Operating expense and others	12,511	13,864	35,296
Acquisition of property and equipment	78	457	1,202
Collection of loans			204
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	40,717	53,507	20,050
Operating expense and others	596,509	612,248	601,176
Acquisition of property and equipment	76,534	95,426	151,502
F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	3,484	2,293	2,777
Operating expense and others	51,228	55,179	54,857
HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	9,871	6,943	1,002
Operating expense and others	17,361	18,121	20,286
Acquisition of property and equipment	129,621	168,286	88,327
KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	683	832	15,046
Operating expense and others	3,065	1,901	15,387
SK Wyverns Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,279	1,399
Operating expense and others	19,354	21,528
Content Wavve Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	446
Operating expense and others	56,631
Associates [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	387,324	294,857	204,457
Operating expense and others	143,056	92,953	126,139
Acquisition of property and equipment	78	457	89,529
Collection of loans			204
SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	12,349	13,339	4,662
Operating expense and others	238	1,601	1,122
Acquisition of property and equipment		7,400	8,700
SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	38,999	26,697	44,010
Operating expense and others	18,464	2,777	996
SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	13,893	29,321	23,078
Operating expense and others	1,022,976	1,088,443	1,189,404
Acquisition of property and equipment	32	449	460
SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	6,936	1,056	774
Operating expense and others	76,653	76,671	90,723
Acquisition of property and equipment	2,023	4,979	5,478
SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	388	474	362
Operating expense and others	10,751	9,686	10,945
Acquisition of property and equipment	30,453	59,392	127,840
SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,118	240	140
Operating expense and others	43,767	35,824	31,220
Acquisition of property and equipment	496,460	607,546	493,793
SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	16,009	16,294	15,134
Operating expense and others	296	516	897
SK hynix Semiconductor (China) Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	73,683	73,542
SK Battery Hungary Krt [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	19,394
SK Global Chemical Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	20,667
Operating expense and others	9
SK Global Chemical International Trading (Shanghai) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	15,898	14,535
Operating expense and others	8	131
SK Gas Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			7,653
Operating expense and others			2
SKC INFRA SERVICE Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			57
Operating expense and others			50,829
Acquisition of property and equipment			24,761
Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	102,141	90,307	55,224
Operating expense and others	128,268	105,569	19,323
Acquisition of property and equipment	83,693	109,189
Others [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	331,346	272,748	151,094
Operating expense and others	1,318,791	1,339,339	1,395,461
Acquisition of property and equipment	₩ 742,282	₩ 957,241	₩ 661,032